Provisions - Breakdown for expense for defined contribution plans (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provisions.
Defined contribution plans of the Company	€ 35	€ 38
Employer contributions to statutory pension scheme	13,425	12,062
Total expense recognized for defined contribution plans	€ 13,460	€ 12,100